Recent Accounting Developments	12 Months Ended
Dec. 31, 2023
Recent Accounting Developments
Recent Accounting Developments

Note 2.  Recent Accounting Developments

In March 2020, the FASB issued ASU No. 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting, and has issued subsequent amendments thereto, which provide temporary optional guidance to ease the potential burden in accounting for reference rate reform. The ASU provides optional expedients and exceptions for applying generally accepted accounting principles to contract modifications and hedging relationships, subject to meeting certain criteria, that reference LIBOR or another reference rate expected to be discontinued. It is intended to help stakeholders during the global market-wide reference rate transition period. In December 2022, the FASB issued ASU No. 2022-06, Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848, which extended the sunset date of December 31, 2022, to December 31, 2024.  The guidance is effective for all entities as of March 12, 2020, through December 31, 2024. The Company assessed ASU No. 2020-04 and determined there was no substantial impact on the transition away from LIBOR for its Junior Subordinated Debentures due December 15, 2037, the Company’s only financial instruments that utilize LIBOR as a reference rate.  That transition became effective for the Debentures as of the first London banking day after June 30, 2023 (see the Interest Rate Risk and Asset and Liability Management section of the accompanying Management’s Discussion and Analysis of Financial Condition and Results of Operations following these Notes).

In March 2023, the FASB issued ASU No. 2023-02, Investments-Equity Method and Joint Ventures (Topic 323): Accounting for Investments in Tax Credit Structures Using the Proportional Amortization Method. ASU No. 2014-01, Investments-Equity Method and Joint Ventures (Topic 323): Accounting for Investments in Qualified Affordable Housing Projects, previously introduced the option to apply the proportional amortization method to account for investments made primarily for the purpose of receiving income tax credits and other income tax benefits when certain requirements are met; however, this guidance limited the proportional amortization method to investments in low-income-housing tax credit (LIHTC) structures. The proportional amortization method results in the cost of the investment being amortized in proportion to the income tax credits and other income tax benefits received, with the amortization of the investment and the income tax credits being presented net in the income statement as a component of net income tax expense (benefit).  Equity investments in other tax credit structures are typically accounted for using the equity method, which results in investment income, gains and losses, and tax credits being presented gross on the income statement in their respective line items.  The amendments in this update permit reporting entities to elect to account for their tax equity investments, regardless of the tax credit program from which the income tax credits are received, using the proportional amortization method if certain conditions are met. The amendments in this update are effective for the Company for fiscal years beginning after December 31, 2023, including interim periods within those fiscal years.  Early adoption is permitted in any interim period. If early adoption is elected, adoption must be as of the beginning of the fiscal year that includes the interim period of adoption.  The amendments in this update must be applied on either a modified retrospective or a retrospective basis.  The Company chose to early adopt this ASU in 2023 and the impact of this standard for its tax equity investments as well as the impact within the consolidated financial statements was immaterial.

In December 2023, the FASB issued ASU No. 2023-09, Improvements to Income Tax Disclosures. The ASU provides more transparency about income tax information through improvements to income tax disclosures primarily related to the rate reconciliation and income taxes paid information, such as requiring the disclosure of specific categories in the rate reconciliation and the disaggregation of income tax expense and income taxes paid by federal, state, and foreign taxes. The ASU is effective for annual periods beginning after December 15, 2024. The Company does not believe the ASU will have a material impact on the Company’s consolidated financial statements.

Accounting Standards Adopted in 2023

The Company adopted the following accounting standards effective January 1, 2023, and applied them to the Company’s interim unaudited consolidated financial statements beginning with the quarter ended March 31, 2023.  Prior periods have not been restated as a result of adoption of these accounting standards.

ASU No. 2016-13, Financial Instruments—Credit Losses (Topic 326) In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. Under that guidance, which replaced the existing incurred loss model for recognizing credit losses, banks and other lending institutions are required to recognize the full amount of expected credit losses over the life of a loan. The guidance, which is referred to as the current expected credit loss, or CECL model, requires that expected credit losses for financial assets held at the reporting date that are accounted for at amortized cost be measured and recognized based on historical experience and current and reasonably supportable forecasted conditions to reflect the full amount of expected credit losses over the life of the loans. A modified version of these requirements also applies to debt securities classified as available for sale, which requires that credit losses on those securities be recorded through an allowance for credit losses rather than a write-down.   Upon adoption of this ASU on January 1, 2023, the Company recorded a cumulative-effect adjustment of $549,113 as a reduction to retained earnings, with a corresponding adjustment of $243,376 increasing the ACL on loans, an adjustment of $451,704, increasing other liabilities for the ACL on off-balance sheet credit exposures, and an adjustment of $145,967 increasing deferred tax assets.  There was no allowance recorded for credit losses on AFS debt securities resulting from adoption of this ASU.

ASU No. 2022-02, Financial Instruments - Credit Losses (Topic 326): Troubled Debt Restructurings and Vintage Disclosures.  In March 2022, the FASB issued ASU No. 2022-02, Financial Instruments - Credit Losses (Topic 326): Troubled Debt Restructurings and Vintage Disclosures.  The guidance amends Topic 326 (CECL) to eliminate the accounting guidance for TDRs by creditors, while enhancing disclosure requirements for certain loan refinancing and restructuring activities by creditors when a borrower is experiencing financial difficulty.  Specifically, rather than applying TDR recognition and measurement guidance, under the CECL model creditors will determine whether a modification results in a new loan or continuation of existing loan.  These amendments are intended to enhance existing disclosure requirements and introduce new requirements related to certain modifications of receivables made to borrowers experiencing financial difficulty.  Additionally, the amendments to Topic 326 require that an entity disclose current-period gross write-offs by year of origination within the vintage disclosures, which requires that an entity disclose the amortized cost basis of financing receivables by credit quality indicator and class of financing receivable by year of origination.  The guidance became effective for the Company beginning with the fiscal year 2023, including interim periods.  Adoption of this ASU did not have a material impact on the consolidated financial statements.